Intangibles - Other intangibles - narrative (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Lease premium, net
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 56.5		$ 118.3
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 5.3	$ 5.3	$ 10.6	$ 10.6